Commitments and Contingencies - Additional Information (Detail)	1 Months Ended			3 Months Ended		12 Months Ended		23 Months Ended
	Feb. 28, 2017 USD ($)	Sep. 30, 2015	Jun. 30, 2012 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) Option	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)
Loss Contingencies [Line Items]
Rent expense under operating lease agreements				$ 400,000	$ 400,000	$ 1,600,000	$ 1,000,000
Research and development expense				1,583,000	$ 3,286,000	$ 15,634,000	$ 15,566,000
Operating Lease expense				400,000
Variable executory cost				300,000
Collagen Supply Agreement [Member]
Loss Contingencies [Line Items]
Supplier agreement description						The initial term of the agreement is three years and will automatically renew from year to year thereafter unless otherwise terminated with at least 180 days' notice by either party.
Initial term of the agreement		3 years
Minimum amount of material and/or services	$ 100,000
Amount paid during period for amending the agreement								$ 100,000
Amount agreed for amending minimum annual order	$ 100,000
Tissue Processor Sub License Agreement [Member]
Loss Contingencies [Line Items]
Research and development expense				700,000		$ 1,000,000
Reimbursement for development cost			$ 300,000
Additional non-refundable royalty fee				$ 30,000		$ 30,000
Additional non-refundable royalty fee payment description				2016 through 2019		2016 through 2019
Potential milestone payment				$ 10,200,000		$ 10,200,000		10,200,000
Minimum [Member] | Tissue Processor Sub License Agreement [Member]
Loss Contingencies [Line Items]
Additional non-refundable royalty fee				20,000		20,000
Hydrogel License Agreement [Member]
Loss Contingencies [Line Items]
Research and development expense				3,200,000		3,200,000
Amount to be paid upon FDA approval				3,000,000		3,000,000		3,000,000
Tissue Regeneration License Agreement [Member]
Loss Contingencies [Line Items]
Research and development expense				800,000		800,000
Amount to be paid upon FDA approval				$ 300,000		$ 300,000		$ 300,000
Percentage of royalty offsetting				50.00%		50.00%
Tissue Regeneration License Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Non-refundable royalty fee				$ 10,000		$ 10,000
Waltham [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Construction allowances to total cost of tenant improvements						900,000
Lexington [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Construction allowances to total cost of tenant improvements						$ 1,000,000
Massachusetts [Member] | Waltham [Member]
Loss Contingencies [Line Items]
Number of additional renewal terms | Option						1
Additional operating lease term						5 years		5 years
Effective date of amended lease						Jan. 31, 2018
Lease termination date						Dec. 31, 2024
Massachusetts [Member] | Lexington [Member]
Loss Contingencies [Line Items]
Lease expiration period						2023
Number of additional renewal terms | Option						1
Additional operating lease term						5 years		5 years